Taxes - Reconciliation of Accounting Profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taxes
(Loss) earnings before income taxes	$ (6,586)	$ (278,282)
Canadian corporate tax rate	24.41%	24.35%
Expected tax recovery	$ (1,608)	$ (67,762)
Petroleum resource rent tax (PRRT) rate differential (1)	5,468	(14,177)
Foreign tax rate differentials (2) (3)	19,657	33,404
Equity based compensation expense	(3,542)	(1,914)
Amended returns and changes to estimated tax pools and tax positions	4,597	(7,664)
Statutory rate changes and the estimated reversal rates on temporary differences (3)		(17,474)
Derecognition of deferred tax assets	29,433	202,216
Non-taxable amounts related to business combinations		(172,692)
Windfall tax (recovery) expense (3)	(9,074)	78,426
Other non-deductible items	(4,778)	(73,058)
Provision for income taxes	$ 40,153	$ (40,695)